SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY- CONDENSED STATEMENTS of CASH FLOW (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended			12 Months Ended				18 Months Ended
	Aug. 31, 2019 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income (loss)		¥ (193,709)	$ (30,003)	¥ (741,013)	¥ (2,258,895)	$ (349,857)	¥ (2,159,576)	¥ 1,981,804
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation expense		34,842	5,396	207,008	290,630	45,013	353,151	508,162
Impairment loss of equity securities without readily determinable fair value		2,056	318	0	282,076	43,688	154,898	23,140
Gain from disposal of equity securities without readily determinable fair value		114,211	17,689				(6,057)
Changes in operating assets and liabilities:
Other receivables		(442,116)	(68,475)	(150,407)	(55,605)	(8,612)	38,462	(53,806)
Prepaid expenses and other assets		(88,679)	(13,735)	335,430	570,392	88,342	56,586	(16,015)
Accrued expense and other liabilities		(59,527)	(9,220)	141,775	(807,117)	(125,007)	479,303	(53,050)
Net cash provided by (used in) operating activities		(521,777)	(80,814)	(442,562)	(1,744,599)	(270,204)	(429,047)	2,345,892
Cash Flows from Investing Activities:
Loans to related parties							(50,884)	(142,181)
Proceeds from repayment of related parties							141,236	24,083
Net cash (used in) provided by investing activities		(347,136)	(53,764)	(432,265)	39,466	6,112	(707,611)	(1,236,820)
Cash Flows from Financing Activities:
Proceeds from convertible redeemable preferred shares								544,785
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters(net of issuance cost of RMB31,776)	¥ 463,065						463,065
Net cash provided by financing activities					12,896	1,997	471,978	545,886
Effect of exchange rate changes		5,486	850	(20,095)	212	34	5,043	35,333
Net increase (decrease) in cash, cash equivalent, and restricted cash		(863,427)	(133,728)	(894,922)	(1,692,026)	(262,061)	(659,637)	1,690,291
Cash, cash equivalent, and restricted cash at the beginning of period		3,117,414	482,826	4,809,440	4,809,440	744,887	5,469,077	3,778,786	¥ 4,809,440	$ 744,887
Cash, cash equivalent, and restricted cash at the end of the period		2,253,987	349,098	3,914,518	3,117,414	482,826	4,809,440	5,469,077	2,253,987	349,098
Issuance cost	¥ 31,776						31,776
Parent Company | Reportable legal entities
Cash Flows from Operating Activities:
Net income (loss)					(2,258,895)	(349,857)	(2,159,576)	1,981,804
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs					1,855,047	287,310	1,777,756	(2,495,935)
Share-based compensation expense					290,630	45,013	353,151	508,162
Impairment loss of equity securities without readily determinable fair value					97,892	15,162	20,725
Gain from disposal of equity securities without readily determinable fair value							(6,057)
Changes in operating assets and liabilities:
Other receivables							(377)
Prepaid expenses and other assets					6,667	1,033	(8,020)	(550)
Accrued expense and other liabilities					5,901	914	(3,551)	3,551
Amounts due to subsidiaries and VIEs					(147)	(23)	9,659	(43)
Amounts due from subsidiaries and VIEs					45,654	7,071	131,387	(707,308)
Net cash provided by (used in) operating activities					42,749	6,623	115,097	(710,319)
Cash Flows from Investing Activities:
Investment in subsidiaries					18,774	2,908	(69,149)
Loans to related parties					(97,514)	(15,103)		(137,510)
Proceeds from repayment of related parties							138,163
Disposal of long-term investments							8,289
Net cash (used in) provided by investing activities					(78,740)	(12,195)	77,303	(137,510)
Cash Flows from Financing Activities:
Proceeds from convertible redeemable preferred shares								544,785
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters(net of issuance cost of RMB31,776)							463,065
Net cash provided by financing activities							463,065	544,785
Effect of exchange rate changes					(122,247)	(18,022)	13,173	87,448
Net increase (decrease) in cash, cash equivalent, and restricted cash					(152,338)	(23,594)	668,638	(215,596)
Cash, cash equivalent, and restricted cash at the beginning of period		¥ 661,751	$ 102,492	¥ 814,089	814,089	126,086	145,451	361,047	¥ 814,089	$ 126,086
Cash, cash equivalent, and restricted cash at the end of the period					661,751	$ 102,492	814,089	145,451
Dividends received from subsidiaries					¥ 0		¥ 0	¥ 0